Non-current Assets - Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets

Consolidated

Jun 30, 2026

Dec 31, 2025

The carrying amount of goodwill allocated to the cash generating unit

NOVONIX Anode Materials

11,975,024

11,975,024

Total carrying amount of goodwill

$

11,975,024

$

11,975,024

Key Assumptions of Changes in CGU

The recoverable amount of the NAM GCU would equal its carrying amount if the key assumptions were to change as follows:

Sensitivity	June 30, 2026

	From	To

Post tax discount rate (%)	13.5%	14.5%
Average gross margin (%)	44%	41%
Average operating costs ($/kg)	$7/kg	$7.6/kg
Furnace component replacements (#/yr)	2.0	4.1
Terminal growth rate (%)	2%	0%